Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance for deferred tax asset	$ 12,100	$ 4,400
Unrecognized tax benefits	11,252	4,119	$ 234	$ 234
Unrecognized tax benefits, income tax penalties and interest expense	320	10
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	68,900	37,400
Foreign Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	11,200	9,800
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards		$ 27,400
State and Local Jurisdiction | Tax Year 2027
Income Tax Contingency [Line Items]
Operating loss carryforwards	26,300
State and Local Jurisdiction | Latest Tax Year
Income Tax Contingency [Line Items]
Operating loss carryforwards	1,100
State and Local Jurisdiction | Tax Year 2041
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 26,300